The Universal Institutional Funds, Inc. Prospectus Supplement

September 15, 2005

The Universal Institutional Funds, Inc.

Supplement dated

September 15, 2005 to

The Universal Institutional

Funds, Inc. Prospectus

dated April 29, 2005 of:

Equity Growth Portfolio (Class I)

The first sentence of the section of the Portfolio’s Prospectus titled “Approach” is hereby deleted and replaced with the following:

The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and foreign companies.

The second paragraph of the section of the Portfolio’s Prospectus titled “Approach” is hereby deleted and replaced with the following:

The Adviser may invest up to 25% in foreign securities, including emerging market securities classified as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs) or Global Depositary Shares (GDSs), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market countries.

Please retain this supplement for future reference.

LIT SPT EGI 09/05

The Universal Institutional Funds, Inc. Prospectus Supplement

September 15, 2005

The Universal Institutional Funds, Inc.

Supplement dated

September 15, 2005 to

The Universal Institutional

Funds, Inc. Prospectus

dated April 29, 2005 of:

Equity Growth Portfolio

(Class II)

The first sentence of the section of the Portfolio’s Prospectus titled “Approach” is hereby deleted and replaced with the following:

The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and foreign companies.

The second paragraph of the section of the Portfolio’s Prospectus titled “Approach” is hereby deleted and replaced with the following:

The Adviser may invest up to 25% in foreign securities, including emerging market securities classified as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs) or Global Depositary Shares (GDSs), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market countries.

Please retain this supplement for future reference.

LIT SPT EGII 09/05

The Universal Institutional Funds, Inc. Prospectus Supplement

September 15, 2005

The Universal Institutional Funds, Inc.

Supplement dated

September 15, 2005 to

The Universal Institutional

Funds, Inc. Prospectus

dated April 29, 2005 of:

Mid Cap Growth Portfolio (Class I)

The first sentence of the section of the Portfolio’s Prospectus titled “Approach” is hereby deleted and replaced with the following:

The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities.

The following paragraph is hereby added at the end of the section of the Portfolio’s Prospectus titled “Approach”:

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs) or Global Depositary Shares (GDSs), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market countries.

The following sentence is hereby added to the end of the section of the Portfolio’s Prospectus titled “Additional Risk Factors and Information—Foreign Investing”:

These risks may be intensified by the Portfolio’s investments in securities of issuers located in emerging market countries.

The following sub-sections are hereby added within the section of the Portfolio’s Prospectus titled “Additional Risk Factors and Information”:

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency

In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

The section of the Portfolio’s Prospectus titled “Additional Risk Factors and Information—Emerging Market Risks” is hereby deleted and replaced with the following:

The Portfolio may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. These countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial conditions of issuers in emerging market countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Please retain this supplement for future reference.

LIT SPT UMGPX 09/05

The Universal Institutional Funds, Inc. Prospectus Supplement

September 15, 2005

The Universal Institutional Funds, Inc.

Supplement dated September 15, 2005 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2005 of:

Mid Cap Growth Portfolio (Class II)

The first sentence of the section of the Portfolio’s Prospectus titled “Approach” is hereby deleted and replaced with the following:

The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities.

The following paragraph is hereby added at the end of the section of the Portfolio’s Prospectus titled “Approach”:

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs) or Global Depositary Shares (GDSs), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market countries.

The following sentence is hereby added to the end of the section of the Portfolio’s Prospectus titled “Additional Risk Factors and Information—Foreign Investing”:

These risks may be intensified by the Portfolio’s investments in securities of issuers located in emerging market countries.

The following sub-sections are hereby added within the section of the Portfolio’s Prospectus titled “Additional Risk Factors and Information”:

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency

In general, foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such securities, and therefore may convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

The section of the Portfolio’s Prospectus titled “Additional Risk Factors and Information—Emerging Market Risks” is hereby deleted and replaced with the following:

The Portfolio may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. These countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial conditions of issuers in emerging market countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Please retain this supplement for future reference.

LIT SPT MCG 09/05

The Universal Institutional Funds, Inc. Prospectus Supplement

September 15, 2005

The Universal Institutional Funds, Inc.

Supplement dated

September 15, 2005 to

The Universal Institutional

Funds, Inc. Prospectus

dated April 29, 2005 of:

Small Company Growth Portfolio (Class II)

The first sentence of the section of the Portfolio’s Prospectus titled “Approach” is hereby deleted and replaced with the following:

The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and foreign companies, including emerging market securities.

The following paragraph is hereby added to the end of the section of the Portfolio’s Prospectus titled “Approach”:

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs) or Global Depositary Shares (GDSs), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market countries.

Please retain this supplement for future reference.

LIT SPT SCG 09/05